Common stock and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common stock and Stock-Based Compensation [Abstract]
Common stock and Stock-Based Compensation [Text Block]
Note 11. Common stock and Stock-Based Compensation
Common stock:
At September 30, 2024 and December 31, 2023, there were 175,095,000 shares of common stock authorized, respectively, and 17,482,174 and 17,454,353 shares issued and outstanding, respectively.
Holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of Preferred Stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.
Common stock reserved for issuance as of September 30, 2024 and December 31, 2023, is as follows:

	September 30, 2024		December 31, 2023
Series Seed Shadow Preferred	2,020,309		2,020,309
Series A Shadow Preferred	4,573,935		4,573,935
Series B Shadow Preferred	12,234,661		12,234,661
Series C Shadow Preferred	10,211,548		10,211,548
Series D Shadow Preferred	3,990,707		3,990,707
Series D Exchange Shadow Preferred	239,405		239,405
Series D-1 Shadow Preferred	3,662,318		3,662,318
Series D-2 Shadow Preferred	7,561,820		7,561,820
Warrants outstanding for future issuance of Series D Shadow and Series D-2 Shadow preferred stock	756,172		1,094,667
Warrants outstanding for future issuance of common stock	—		2,063
Pay-to-Play warrants (estimated see Note 8)	764,330		721,086
Convertible Notes warrants – 2023		(a)		( )
Pre-funded warrant (estimated see Note 8)	2,000,000		7,007,582
Pre-funded warrant April 2024 (estimated see Note 8)	4,500,000		—
Stock options and restricted stock units	21,130,207		21,354,809
Stock options available for future issuance	1,036,487		839,706

Total shares of common stock reserved	74,681,899		75,514,616

(a)
The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of September 30, 2024 and December 31 ,2023 due to the variable settlement terms (see Note 8).

Stock-Based Compensation:
In November 2011, and as amended in December 2018 and August 2021, the Company adopted the 2011 Stock Plan (the “2011 Amended Plan”). Under the 2011 Amended Plan, incentive stock options (“ISOs”) may be granted to employees at exercise prices not lower than the fair value of the stock at the date of grant as determined by the Board, or the committee appointed by the Board to administer the 2011 Amended Plan. For ISOs granted to a person who, at the time of the grant, owns stock representing more than 10% of the total combined voting power of all classes of the Company’s stock, the per share exercise price must be no less than 110% of the fair value on the date of the grant as determined by the Board.

The Company recognizes compensation expense for service-based options on a straight-line basis over the requisite service period of all employees or non-employees,
which is the award’s vesting term, generally over four years. The Company accounts for forfeitures when they occur.
The Company also grants RSUs, which vest upon the satisfaction of both the service-based condition and a liquidity event condition. The liquidity event condition for the RSUs is satisfied upon the occurrence of a qualifying event, defined specifically in the equity documents, and generally refer to the earlier of a specified period of time subsequent to an initial public offering or an acquisition, in all cases prior to the expiration date of the award. Additionally, for all terminated RSU grants, all RSUs which have satisfied a portion or all of the service-based condition of the termination date remain with the stockholder and do not return to the pool of shares available for issuance until the earlier of the satisfaction of the liquidity event (at which time those RSUs vest) or the expiration date of the award. The RSUs expire as defined by the individual RSU grant, generally the earlier of (i) the first anniversary or second anniversary of terminated service, for 2023 and prior grants, respectively, for any reason and (ii) expire date defined as the fifth anniversary of the date of grant. The fair value of RSUs is determined based on the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors.
As of September 30, 2024, there were service-based options outstanding to purchase a total of 16,330,351 shares of common stock under the Plan and 4,799,856 unvested RSUs. As of September 30, 2024, 1,036,487 shares of common stock were available for issuance for either option or RSU grants under the 2011 Amended Plan.
Options:
A summary of option activity for the nine months ended September 30, 2024 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Granted	—	—
Exercised	(27,821)	2.87
Expired	(3,250)	0.70
Forfeited	(76,558)	11.17

Outstanding options at September 30, 2024	16,330,351	$1.07	8.6	$7,269

Vested/expected to vest at September 30, 2024	16,330,351	$1.07	8.6	$7,269
Exercisable options at September 30, 2024	6,772,090	$1.94	8.1	$2,684
As of September 30, 2024 there were approximately $2.4 million of total unrecognized compensation cost related to unvested options granted, which is expected to be recognized over the weighted-average period of 1.9 years.
The Company recorded stock-based compensation expense for stock options during the three and nine months ended September 30, 2024 and 2023, as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Research and development	$189	$64	$539	$194
Selling, general and administrative	171	222	503	256

Total	$360	$286	$1,042	$450

The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. There were no stock options granted during the nine months ended September 30, 2024.
Restricted-Stock Units:
A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the six million RSUs issued to an investor (see Notes 7 and 13), for the nine months ended September 30, 2024 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of December 31, 2023	4,916,829	$1.18
Issued	—	—
Forfeited	(116,973)	$0.84

Nonvested as of September 30, 2024	4,799,856	$1.18

The RSUs have both a service-based condition and a liquidity event condition. The liquidity event condition
is only satisfied on the consummation of the liquidity event, such as an IPO, which is currently not determinable or probable. As the satisfaction of the liquidity event condition for all RSUs is neither determinable nor probable as of September 30, 2024, no stock-based compensation expense was recognized for the periods presented. The probability will be evaluated each reporting period. As of September 30, 2024, there was $4.4 million of total unrecognized compensation expense related to outstanding RSU equity awards. Since the RSUs only vest on the consummation of a liquidity event which is currently not determinable or probable, the Company is unable to determine the weighted-average period over which the unrecognized cost will be recognized.

Note 12. Common stock and Stock-Based Compensation
Common stock:
On November 30, 2022, the Company’s stockholders approved a
ten-for-one
reverse stock split of its common stock. The par value of the common stock was not adjusted as a result of the reverse stock split. At December 31, 2023 and 2022, there were 175,095,000 shares of common stock authorized and 17,454,353 and 6,143,294 shares issued and outstanding, respectively.
Holders of common stock are entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the priority rights of holders of all series of Preferred Stock outstanding. Holders of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.
Common stock reserved for issuance as of December 31, 2023 and 2022, is as follows:

	2023		2022
Series Seed Shadow Preferred	2,020,309		868,054
Series A Shadow Preferred	4,573,935		2,378,753
Series B Shadow Preferred	12,234,661		1,716,987
Series C Shadow Preferred	10,211,548		3,091,485
Series D Shadow Preferred	3,990,707		331,145
Series D Exchange Shadow Preferred	239,405		239,405
Series D-1 Shadow Preferred	3,662,318		310,630
Series D-1 Exchange Shadow Preferred	—		—
Series D-2 Shadow Preferred	7,561,820		7,561,820
Warrants outstanding for future issuance of Series D Shadow and Series D-2 Shadow preferred stock	1,094,667		757,717
Warrants outstanding for future issuance of common stock	2,063		35,754
Pay-to-Play warrants (estimated see Note 9)	721,086		726,563
Convertible Notes warrants – 2023		(a)	—
Pre-funded warrant (estimated see Note 9)	7,007,582		—
Stock options and restricted stock units	21,354,809		1,463,753
Stock options available for future issuance	839,706		1,461,660

Total shares of common stock reserved	75,514,616		20,943,726

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 9).
Stock-Based Compensation:
In November 2011, and as amended in December 2018 and August 2021, the Company adopted the 2011 Stock Plan (the “2011 Amended Plan”). The Amended Plan has substantially the same terms as the 2011 Plan with the addition the Amended Plan providing for the issuance of RSUs as well as incentive stock options (“ISOs”), and non-qualified
stock options (“NQs”) under the original 2011 Plan. The Amended Plan terminates automatically 10 years after the later of (i) the date when the Board of Directors adopted the Plan or (ii) the date when the Board of Directors approved the most recent increase in the number of shares reserved under the Plan that was also approved by the Company’s stockholders. Subject to specific limitations, the Board of Directors may amend, suspend or terminate the Plan at any time and for any reason. Stock options may be immediately exercisable subject to repurchase or may be exercisable as determined by the Board of Directors. The Company has not allowed for early exercises of options under the Amended Plan.

Under the Amended Plan, ISOs may be granted to employees at exercise prices not lower than the fair value of the stock at the date of grant as determined by the Board, or the committee appointed by the Board to administer the 2011 Amended Plan. For ISOs granted to a person who, at the time of the grant, owns stock representing more than 10% of the total combined voting power of all classes of the Company’s stock, the per share exercise price must be no less than 110% of the fair value on the date of the grant as determined by the Board.
The Company recognizes compensation expense for service-based options on a straight-line basis over the requisite service period of all employees or non-employees,
which is the award’s vesting term, generally over four years. The Company accounts for forfeitures when they occur.
The Company also grants RSUs, which vest upon the satisfaction of both the service-based condition and a liquidity event condition. The liquidity event condition for the RSUs is satisfied upon the occurrence of a qualifying event, defined specifically in the equity documents, and generally refer to the earlier of a specified period of time subsequent to an initial public offering or an acquisition, in all cases prior to the expiration date of the award. Additionally, for all terminated RSU grants, all RSUs which have satisfied a portion or all of the service-based condition of the termination date remain with the stockholder and do not return to the pool of shares available for issuance until the earlier of the satisfaction of the liquidity event (at which time those RSUs vest) or the expiration date of the award. The RSUs expire as defined by the individual RSU grant, generally the earlier of (i) the first anniversary or second anniversary of terminated service, for 2023 and prior grants, respectively, for any reason and (ii) expire date defined as the fifth anniversary of the date of grant. The fair value of RSUs is determined based on the Company’s estimated fair value of common stock at the date of grant, as determined by the Board of Directors.
As of December 31, 2023, there were service-based options outstanding to purchase a total of 16,437,980 shares of common stock under the Plan and 4,916,829 unvested RSUs. As of December 31, 2023, 839,706 shares of common stock were available for issuance for either option or RSU grants under the 2011 Amended Plan.
Options:
A summary of option activity as of December 31, 2023 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2021	1,481,845	$8.91	6.4	$17,478
Granted	5,730	20.70
Exercised	(17,666)	7.27
Expired	(75,744)	0.70
Forfeited	(68,321)	15.58

Outstanding options at December 31, 2022	1,325,844	$9.10	5.6	$925
Granted	15,141,280	0.44
Exercised	(1,000)	0.80
Expired	(8,601)	0.80
Forfeited	(19,543)	15.53

Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907

Vested/expected to vest at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Exercisable options at December 31, 2023	3,285,911	$3.73	7.7	$1,957

The aggregate intrinsic value of service-based options exercised during the years ended December 31, 2023 and 2022, was zero and $237 thousand, respectively. The intrinsic value is the difference between the estimated fair value of the Company’s common stock at the date of exercise and the exercise price for in-the-
money options.
The weighted-average grant-date fair value of options granted during the year ended December 31, 2023 and 2022, was $0.25 per share and $10.62 per share, respectively. The total grant date fair value of options that vested during the year ended December 31, 2023 and 2022, was $0.8 million and $1.0 million, respectively.
As of December 31, 2023, there was approximately $3.4 million of total unrecognized compensation cost related to unvested stock options granted, which is expected to be recognized over the weighted-average period of 2.6 years.
The Company recorded stock-based compensation expense for stock options during the years ended December 31, 2023 and 2022, as follows (in thousands):

	2023	2022
Research and development	$372	$487
Selling, general and administrative	2,111	758

Total	$2,483	$1,245

The Company uses the Black-Scholes option-pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated underlying common stock price, as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. The grant date fair value of the Company’s stock options granted in the years ended December 31, 2023 and 2022, was estimated using the Black-Scholes model with the range of assumptions stated below:

	2023	2022
Risk-free interest rate	4.44% – 4.46%	1.60% – 3.03%
Expected life, in years	5.00 – 6.01	5.91 – 6.08
Expected volatility	56.74% – 57.56%	55.90% – 57.09%
Dividend yield	—%	—%
Weighted average fair value of common stock	$0.25	$10.62
The risk-free interest rate is based on the U.S. Treasury constant maturities on the date of the grant for the time period equal to the expected term of the options granted. Expected volatility was calculated for the given term on the basis of the average volatilities of a peer group of representative public companies having considered characteristics such as industry, stage of life cycle, size, financial leverage and comparable programs and participant pools. The Company determined the use of historical volatility for similar entities represents a more accurate calculation of option fair value. Expected life is calculated using the simplified method (based on the mid-point
between the vesting date and the end of the contractual term of the option). The Company has no history or experience of paying cash dividends on its common stock and thus, has assumed a zero-dividend
rate. The assumptions used to calculate the fair value of options granted are evaluated and revised for new awards, as necessary, to reflect market conditions and experience.

Restricted-Stock Units:
A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the six million RSUs issued to an investor (see Notes 8 and 14), for the year ended December 31, 2023 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of January 1, 2022	73,386	$20.70
Issued	78,256	$10.41
Forfeited	(13,733)	$16.46

Nonvested as of December 31, 2022	137,909	$15.28
Issued	10,929,820	$0.60
Exercised	(6,000,000)	$0.44
Forfeited	(150,900)	$1.98

Nonvested as of December 31, 2023	4,916,829	$1.18

The RSUs have both a service-based condition and a liquidity event condition. The liquidity event condition is only satisfied on the consummation of the liquidity event, such as an IPO, which is currently not determinable or probable. As the satisfaction of the liquidity event condition for all RSUs is neither determinable nor probable as of December 31, 2023, no stock-based compensation expense was recognized for the year presented. The probability will be evaluated each reporting period. As of December 31, 2023, there was $3.6 million of total unrecognized compensation expense related to outstanding RSU equity awards. Since the RSUs only vest on the consummation of a liquidity event which is currently not determinable or probable, the Company is unable to determine the weighted-average period over which the unrecognized cost will be recognized.
The 6 million RSUs issued as part of the 2023 Convertible Note financing were fair valued on the date of grant and recognized as debt financing charge at date of transaction. See Notes 8 and 14. Effective December 21, 2023, as a condition of executing the Merger Agreement, the Company accelerated the vesting associated with the six million RSUs. Upon acceleration, the RSUs were immediately exchanged and 6,000,000 shares of common stock issued. The modification of vesting terms resulted in the recognition of $1.7 million in stock-based compensation expense.